UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

INFLATION INDEXED PLUS BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Inflation Indexed Plus Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	Western Asset Inflation Indexed Plus Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Western Asset Inflation Indexed Plus Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.62% during the six-month reporting period ended June 30, 2018.

Q. What was the inflationary environment during the reporting period?

A. Inflation remained generally well contained during the reporting period. For the six months ended June 30, 2018, the seasonally unadjusted rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”)v, was 2.22%. The CPI-U less food and energy was 1.63% over the same period. Inflation-protected securities generated a small decline during the reporting period. For the six months ended June 30, 2018, the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Indexvi returned -0.02%.

Q. How did the high-yield bond market perform during the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018.

IV	Western Asset Inflation Indexed Plus Bond Fund

This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

Performance review

For the six months ended June 30, 2018, Class I shares of Western Asset Inflation Indexed Plus Bond Fund returned -0.43%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index, returned -0.02% for the same period. The Lipper Inflation Protected Bond Funds Category Average1 returned -0.03% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Inflation Indexed Plus Bond Fund:
Class A	-0.58%
Class C	-1.02%
Class C1	-0.85%
Class FI	-0.60%
Class R	-0.75%
Class I	-0.43%
Class IS	-0.44%
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index	-0.02%
Lipper Inflation Protected Bond Funds Category Average[1]	-0.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 4.40%, 3.88%, 4.09%, 4.43%, 4.25%, 4.87% and 5.02%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ. The 30-Day SEC Yield includes adjustments for inflation to both U.S. and foreign portfolio securities that are linked to inflation indices. Please note, inflation adjustments to U.S. securities often occur at different intervals than foreign securities. These adjustments can cause the SEC Yield to change substantially from month-to-month. Increases in the inflation rate may result in the Fund reporting an exceptionally high yield which may not be repeated.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 249 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Inflation Indexed Plus Bond Fund	V

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.71%, 1.32%, 1.14%, 0.67%, 1.01%, 0.39% and 0.27%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed- income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities (commonly known as “junk” bonds) include greater price volatility, illiquidity and possibility of default. The Fund may be subject to interest rate, income and deflation risks. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Inflation Indexed Plus Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Consumer Price Index for All Urban Consumers (“CPI-U”) is a measure of the average change in prices over time of goods and services purchased by households, which covers approximately 87% of the total population and includes, in addition to wage earners and clerical worker households, groups such as professional, managerial and technical workers, the self-employed, short-term workers, the unemployed and retirees and others not in the labor force.

vi	The Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.

vii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset Inflation Indexed Plus Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2018 and December 31, 2017, and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.58%	$1,000.00	$994.20	0.69%	$3.41	Class A	5.00%	$1,000.00	$1,021.37	0.69%	$3.46
Class C	-1.02	1,000.00	989.80	1.36	6.71	Class C	5.00	1,000.00	1,018.05	1.36	6.80
Class C1	-0.85	1,000.00	991.50	1.19	5.88	Class C1	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	-0.60	1,000.00	994.00	0.76	3.76	Class FI	5.00	1,000.00	1,021.03	0.76	3.81
Class R	-0.75	1,000.00	992.50	1.03	5.09	Class R	5.00	1,000.00	1,019.69	1.03	5.16
Class I	-0.43	1,000.00	995.70	0.41	2.03	Class I	5.00	1,000.00	1,022.76	0.41	2.06
Class IS	-0.44	1,000.00	995.60	0.27	1.34	Class IS	5.00	1,000.00	1,023.46	0.27	1.35

2	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA Inflation Indexed	— Western Asset Inflation Indexed Plus Bond Fund

4	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA Inflation Indexed	— Western Asset Inflation Indexed Plus Bond Fund

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 92.7%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	33,704,478	$36,944,009
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	6,041,373	7,677,284
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	33,223,351	39,075,514
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	57,761,874	76,223,442
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	2,434,183	3,063,981
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,992,547	11,400,614
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	38,991,338	43,586,422
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	16,087,227	15,628,943
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	16,476,152	16,303,363
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	6,893,040	7,006,240
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	20,192,312	19,780,787
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	39,440,262	38,791,494
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	27,136,250	26,533,161
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	27,940,159	27,895,667
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	38,348,848	38,010,009
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	13,959,140	13,944,612
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	2,321,374	2,257,194
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	6,188,189	6,020,558
Total U.S. Treasury Inflation Protected Securities (Cost — $426,831,750)				430,143,294
Corporate Bonds & Notes — 5.6%
Energy — 3.8%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	500,000	497,215
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	500,000	536,679
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	1,650,000	1,989,933
Apache Corp., Senior Notes	2.625%	1/15/23	500,000	475,054
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	296,147
Apache Corp., Senior Notes	4.750%	4/15/43	2,020,000	1,926,649
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	500,000	478,279
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	2,100,000	2,072,384
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,756,300
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	486,833
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	493,670
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,990,000	2,031,679
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,000,000	945,603
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	778,000

See Notes to Financial Statements.

6	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,470,000		$1,784,113
Total Oil, Gas & Consumable Fuels					17,051,323
Total Energy					17,548,538
Materials — 1.8%
Metals & Mining — 1.8%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	890,000		897,788	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		913,777	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	430,000		465,475
ArcelorMittal, Senior Notes	7.000%	10/15/39	580,000		668,856
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	500,000		524,724
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		472,818	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		912,945	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,363,607
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		409,575
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		787,149
Total Materials					8,416,714
Total Corporate Bonds & Notes (Cost — $26,275,491)					25,965,252
Sovereign Bonds — 1.1%
Brazil — 0.9%
Federative Republic of Brazil, Notes	6.000%	8/15/30	15,368,352	BRL	4,013,972
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		194,455
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		197,024	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		378,229	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	230,000		206,485
Total Indonesia					976,193
Total Sovereign Bonds (Cost — $5,537,071)					4,990,165
Asset-Backed Securities — 0.0%
Bear Stearns Asset Backed Securities Trust, 2003-ABF1, A (1 mo. USD LIBOR + 0.740%) (Cost — $30,954)	2.831%	1/25/34	32,092		31,349	(b)
Total Investments before Short-Term Investments (Cost — $458,675,266)					461,130,060

			Shares
Short-Term Investments — 0.1%
Western Asset Government Cash Management Portfolio LLC (Cost — $500,000)	1.830%		500,000		500,000	(c)
Total Investments — 99.5% (Cost — $459,175,266)					461,630,060
Other Assets in Excess of Liabilities — 0.5%					2,275,942
Total Net Assets — 100.0%					$463,906,002

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Inflation Indexed Plus Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership control. At June 30, 2018, the total market value of investments in Affiliated Companies was $500,000 and the cost was $500,000 (Note 8).

Abbreviations used in this schedule:
BRL	— Brazilian Real
LIBOR	— London Interbank Offered Rate

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	70	9/18	$7,934,012	$7,953,203	$19,191
Contracts to Sell:
Euro-Bund	178	9/18	33,582,141	33,789,009	(206,868)
U.S. Treasury 10-Year Notes	8	9/18	955,361	961,500	(6,139)
					(213,007)
Net unrealized depreciation on open futures contracts					$(193,816)

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	150,000	USD	177,001	Barclays Bank PLC	7/19/18	$(1,572)
USD	70,519	EUR	60,000	Barclays Bank PLC	7/19/18	347
USD	181,062	EUR	145,722	Barclays Bank PLC	7/19/18	10,636
EUR	50,000	USD	60,782	Citibank N.A.	7/19/18	(2,305)
EUR	200,000	USD	232,598	Citibank N.A.	7/19/18	1,308
USD	140,521	EUR	120,000	Citibank N.A.	7/19/18	178
USD	81,204	EUR	70,000	Citibank N.A.	7/19/18	(663)
USD	291,025	EUR	250,000	Citibank N.A.	7/19/18	(1,357)
USD	58,154	EUR	50,000	Citibank N.A.	7/19/18	(323)
USD	93,757	EUR	80,000	Citibank N.A.	7/19/18	195
USD	292,455	EUR	250,000	Citibank N.A.	7/19/18	73

See Notes to Financial Statements.

8	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,159	EUR	70,000	Citibank N.A.	7/19/18	$(708)
USD	81,950	EUR	70,000	Citibank N.A.	7/19/18	83
USD	238,466	EUR	200,000	Citibank N.A.	7/19/18	4,560
EUR	250,000	USD	296,190	Citibank N.A.	7/19/18	(3,808)
Total						$6,644

Abbreviations used in this schedule:
EUR	— Euro
USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $458,675,266)	$461,130,060
Investments in affiliated securities, at value (Cost — $500,000)	500,000
Foreign currency, at value (Cost — $178,502)	178,502
Interest receivable	2,170,966
Deposits with brokers for open futures contracts	602,327
Receivable for Fund shares sold	323,572
Unrealized appreciation on forward foreign currency contracts	17,380
Prepaid expenses	87,086
Total Assets	465,009,893

Liabilities:
Payable for Fund shares repurchased	377,306
Due to custodian	510,624
Investment management fee payable	75,974
Payable to broker — variation margin on open futures contracts	20,349
Unrealized depreciation on forward foreign currency contracts	10,736
Service and/or distribution fees payable	6,330
Directors’ fees payable	1,056
Accrued expenses	101,516
Total Liabilities	1,103,891
Total Net Assets	$463,906,002

Net Assets:
Par value (Note 7)	$42,013
Paid-in capital in excess of par value	478,331,312
Undistributed net investment income	879,549
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(17,610,756)
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currencies	2,263,884
Total Net Assets	$463,906,002

See Notes to Financial Statements.

10	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

Net Assets:
Class A	$20,678,057
Class C	$1,211,460
Class C1	$796,913
Class FI	$1,071,463
Class R	$1,023,957
Class I	$81,719,158
Class IS	$357,404,994

Shares Outstanding:
Class A	1,895,839
Class C	113,914
Class C1	74,138
Class FI	98,886
Class R	95,094
Class I	7,425,066
Class IS	32,309,568

Net Asset Value:
Class A (and redemption price)	$10.91
Class C*	$10.63
Class C1 (and redemption price)	$10.75
Class FI (and redemption price)	$10.84
Class R (and redemption price)	$10.77
Class I (and redemption price)	$11.01
Class IS (and redemption price)	$11.06
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.39

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest from unaffiliated investments	$8,006,413
Interest from affiliated investments	20,839
Total Investment Income	8,027,252

Expenses:
Investment management fee (Note 2)	446,163
Transfer agent fees (Note 5)	83,308
Registration fees	63,401
Service and/or distribution fees (Notes 2 and 5)	40,760
Audit and tax fees	26,247
Fund accounting fees	24,970
Shareholder reports	12,345
Legal fees	8,362
Directors’ fees	5,517
Insurance	3,046
Custody fees	1,707
Commitment fees (Note 9)	1,611
Interest expense	25
Miscellaneous expenses	5,868
Total Expenses	723,330
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(30)
Net Expenses	723,300
Net Investment Income	7,303,952

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	177,723
Futures contracts	352,929
Forward foreign currency contracts	(5,735)
Foreign currency transactions	(13,129)
Net Realized Gain	511,788
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(8,984,245)
Futures contracts	(391,255)
Forward foreign currency contracts	10,132
Foreign currencies	(11,992)
Change in Net Unrealized Appreciation (Depreciation)	(9,377,360)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(8,865,572)
Decrease in Net Assets From Operations	$(1,561,620)

See Notes to Financial Statements.

12	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$7,303,952	$9,102,196
Net realized gain	511,788	1,899,071
Change in net unrealized appreciation (depreciation)	(9,377,360)	5,133,425
Increase (Decrease) in Net Assets From Operations	(1,561,620)	16,134,692

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,500,061)	(9,000,177)
Decrease in Net Assets From Distributions to Shareholders	(6,500,061)	(9,000,177)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	74,953,833	123,784,644
Reinvestment of distributions	5,941,905	8,198,881
Cost of shares repurchased	(51,597,850)	(103,001,380)
Increase in Net Assets From Fund Share Transactions	29,297,888	28,982,145
Increase in Net Assets	21,236,207	36,116,660

Net Assets:
Beginning of period	442,669,795	406,553,135
End of period*	$463,906,002	$442,669,795
* Includes undistributed net investment income of:	$879,549	$75,658

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	13

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.11	$10.93	$10.83	$11.17	$11.08	$12.22

Income (loss) from operations:
Net investment income (loss)	0.15	0.19	0.13	(0.03)	0.10	0.04
Net realized and unrealized gain (loss)	(0.21)	0.18	0.10	(0.27)	0.18	(1.08)
Total income (loss) from operations	(0.06)	0.37	0.23	(0.30)	0.28	(1.04)

Less distributions from:
Net investment income	(0.14)	(0.19)	(0.11)	(0.02)	(0.19)	(0.10)
Net realized gains	—	—	(0.02)	—	(0.00) [3]	—
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.14)	(0.19)	(0.13)	(0.04)	(0.19)	(0.10)

Net asset value, end of period	$10.91	$11.11	$10.93	$10.83	$11.17	$11.08
Total return[4]	(0.58)%	3.44%	2.13%	(2.72)%	2.53%	(8.52)%

Net assets, end of period (000s)	$20,678	$21,848	$23,071	$20,050	$16,401	$15,703

Ratios to average net assets:
Gross expenses	0.69%[5]	0.71%	0.70%	0.65%	0.73%	0.66%
Net expenses[6]	0.69 [5,7]	0.71 [7]	0.70	0.65	0.73	0.66
Net investment income (loss)	2.85 [5]	1.73	1.15	(0.27)	0.92	0.33

Portfolio turnover rate	40%	43%	81%	69%	36%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014		2013

Net asset value, beginning of period	$10.83	$10.66	$10.61	$11.01	$10.98		$12.17

Income (loss) from operations:
Net investment income (loss)	0.10	0.12	0.05	(0.10)	0.00	[3]	(0.04)
Net realized and unrealized gain (loss)	(0.21)	0.19	0.11	(0.27)	0.18		(1.08)
Total income (loss) from operations	(0.11)	0.31	0.16	(0.37)	0.18		(1.12)

Less distributions from:
Net investment income	(0.09)	(0.14)	(0.09)	(0.02)	(0.15)		(0.07)
Net realized gains	—	—	(0.02)	—	(0.00)	[3]	—
Return of capital	—	—	—	(0.01)	—		—
Total distributions	(0.09)	(0.14)	(0.11)	(0.03)	(0.15)		(0.07)

Net asset value, end of period	$10.63	$10.83	$10.66	$10.61	$11.01		$10.98
Total return[4]	(1.02)%	2.89%	1.53%	(3.36)%	1.62%		(9.23)%

Net assets, end of period (000s)	$1,211	$1,790	$1,618	$1,183	$1,334		$1,628

Ratios to average net assets:
Gross expenses	1.36%[5]	1.32%	1.31%	1.30%[6]	1.61%[6]		1.51%
Net expenses[7]	1.36 [5]	1.32	1.31	1.30 [6]	1.61	[6]	1.40 [8]
Net investment income (loss)	1.82 [5]	1.14	0.49	(0.89)	0.04		(0.35)

Portfolio turnover rate	40%	43%	81%	69%	36%		32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.95	$10.76	$10.71	$11.09	$11.03	$12.21

Income (loss) from operations:
Net investment income (loss)	0.12	0.14	0.07	(0.08)	0.05	(0.03)
Net realized and unrealized gain (loss)	(0.21)	0.19	0.10	(0.27)	0.17	(1.07)
Total income (loss) from operations	(0.09)	0.33	0.17	(0.35)	0.22	(1.10)

Less distributions from:
Net investment income	(0.11)	(0.14)	(0.10)	(0.02)	(0.16)	(0.08)
Net realized gains	—	—	(0.02)	—	(0.00) [3]	—
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.11)	(0.14)	(0.12)	(0.03)	(0.16)	(0.08)

Net asset value, end of period	$10.75	$10.95	$10.76	$10.71	$11.09	$11.03
Total return[4]	(0.85)%	3.11%	1.57%	(3.14)%	2.00%	(9.09)%

Net assets, end of period (000s)	$797	$1,003	$1,410	$1,808	$2,084	$3,078

Ratios to average net assets:
Gross expenses	1.19%[5]	1.14%	1.13%	1.10%	1.30%	1.26%
Net expenses[6]	1.19 [5]	1.14	1.13	1.10	1.30	1.26
Net investment income (loss)	2.26 [5]	1.32	0.61	(0.77)	0.41	(0.28)

Portfolio turnover rate	40%	43%	81%	69%	36%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

See Notes to Financial Statements.

16	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.03	$10.85	$10.75	$11.09	$11.00	$12.14

Income (loss) from operations:
Net investment income	0.12	0.22	0.07	0.06	0.02	0.02
Net realized and unrealized gain (loss)	(0.19)	0.15	0.16	(0.36)	0.25	(1.06)
Total income (loss) from operations	(0.07)	0.37	0.23	(0.30)	0.27	(1.04)

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.11)	(0.02)	(0.18)	(0.10)
Net realized gains	—	—	(0.02)	—	(0.00) [3]	—
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.12)	(0.19)	(0.13)	(0.04)	(0.18)	(0.10)

Net asset value, end of period	$10.84	$11.03	$10.85	$10.75	$11.09	$11.00
Total return[4]	(0.60)%	3.45%	2.14%	(2.74)%	2.48%	(8.64)%

Net assets, end of period (000s)	$1,071	$1,889	$1,438	$1,845	$3,189	$2,737

Ratios to average net assets:
Gross expenses	0.76%[5]	0.67%	0.65%	0.64%[6]	0.76%[6]	0.84%[6]
Net expenses[7]	0.76 [5]	0.67	0.65	0.64 [6]	0.76 [6]	0.83 [6,8]
Net investment income	2.15 [5]	1.97	0.67	0.54	0.18	0.14

Portfolio turnover rate	40%	43%	81%	69%	36%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.97	$10.79	$10.72	$11.11	$11.03	$12.20

Income (loss) from operations:
Net investment income (loss)	0.13	0.16	0.09	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.21)	0.18	0.10	(0.34)	0.27	(1.03)
Total income (loss) from operations	(0.08)	0.34	0.19	(0.36)	0.25	(1.08)

Less distributions from:
Net investment income	(0.12)	(0.16)	(0.10)	(0.02)	(0.17)	(0.09)
Net realized gains	—	—	(0.02)	—	(0.00) [3]	—
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.12)	(0.16)	(0.12)	(0.03)	(0.17)	(0.09)

Net asset value, end of period	$10.77	$10.97	$10.79	$10.72	$11.11	$11.03
Total return[4]	(0.75)%	3.18%	1.75%	(3.03)%	2.11%	(8.93)%

Net assets, end of period (000s)	$1,024	$1,022	$934	$921	$425	$51

Ratios to average net assets:
Gross expenses	1.03%[5]	1.01%	1.07%	0.99%	1.10%[6]	1.17%[6]
Net expenses[7]	1.03 [5]	1.01	1.07	0.99	1.10 [6]	1.07 [6,8]
Net investment income (loss)	2.51 [5]	1.47	0.79	(0.16)	(0.15)	(0.45)

Portfolio turnover rate	40%	43%	81%	69%	36%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.21	$11.02	$10.90	$11.22	$11.11	$12.23

Income (loss) from operations:
Net investment income	0.17	0.23	0.15	0.03	0.14	0.08
Net realized and unrealized gain (loss)	(0.22)	0.19	0.11	(0.31)	0.17	(1.08)
Total income (loss) from operations	(0.05)	0.42	0.26	(0.28)	0.31	(1.00)

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.12)	(0.02)	(0.20)	(0.12)
Net realized gains	—	—	(0.02)	—	(0.00) [3]	—
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.15)	(0.23)	(0.14)	(0.04)	(0.20)	(0.12)

Net asset value, end of period	$11.01	$11.21	$11.02	$10.90	$11.22	$11.11
Total return[4]	(0.43)%	3.82%	2.40%	(2.50)%	2.83%	(8.19)%

Net assets, end of period (000s)	$81,719	$90,372	$70,677	$103,290	$265,527	$291,664

Ratios to average net assets:
Gross expenses	0.41%[5]	0.39%	0.37%	0.38%	0.41%	0.31%
Net expenses	0.41 [5]	0.39	0.37	0.38	0.41	0.31 [6]
Net investment income	3.14 [5]	2.08	1.33	0.25	1.19	0.67

Portfolio turnover rate	40%	43%	81%	69%	36%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.27	$11.08	$10.94	$11.24	$11.12	$12.24

Income (loss) from operations:
Net investment income	0.18	0.25	0.15	0.00 [3]	0.15	0.08
Net realized and unrealized gain (loss)	(0.23)	0.18	0.14	(0.26)	0.18	(1.07)
Total income (loss) from operations	(0.05)	0.43	0.29	(0.26)	0.33	(0.99)

Less distributions from:
Net investment income	(0.16)	(0.24)	(0.13)	(0.02)	(0.21)	(0.13)
Net realized gains	—	—	(0.02)	—	(0.00) [2]	—
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.16)	(0.24)	(0.15)	(0.04)	(0.21)	(0.13)

Net asset value, end of period	$11.06	$11.27	$11.08	$10.94	$11.24	$11.12
Total return[4]	(0.44)%	3.93%	2.61%	(2.30)%	2.98%	(8.17)%

Net assets, end of period (millions)	$357	$325	$307	$455	$280	$258

Ratios to average net assets:
Gross expenses	0.27%[5]	0.27%	0.26%	0.25%	0.26%	0.27%[6]
Net expenses	0.27 [5,7]	0.27 [7]	0.26 [7]	0.25 [7]	0.26 [7]	0.27 [6,8]
Net investment income	3.35 [5]	2.19	1.37	0.02	1.36	0.71

Portfolio turnover rate	40%	43%	81%	69%	36%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland statutory corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
U.S. Treasury inflation protected securities	—	$430,143,294	—	$430,143,294
Corporate bonds & notes	—	25,965,252	—	25,965,252
Sovereign bonds	—	4,990,165	—	4,990,165
Asset-backed securities	—	31,349	—	31,349
Total long-term investments	—	$461,130,060	—	$461,130,060
Short-term investments†	—	500,000	—	500,000
Total investments	—	$461,630,060	—	$461,630,060
Other financial instruments:
Futures contracts	$19,191	—	—	19,191
Forward foreign currency contracts	—	17,380	—	17,380
Total other financial instruments	$19,191	$17,380	—	$36,571
Total	$19,191	$461,647,440	—	$461,666,631

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$213,007	—	—	$213,007
Forward foreign currency contracts	—	$10,736	—	10,736
Total	$213,007	$10,736	—	$223,743

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation- indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

24	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments,

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $10,736. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any

26	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset London, Western Singapore and Western Japan monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $30.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2018, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended June 30, 2018, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follow:

	Class A	Class C	Class C1
Sales charges	$25	—	—
CDSCs	—	—	—

28	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$8,418,937	$194,404,992
Sales	630,472	177,486,954

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$459,175,266	$6,110,165	$(3,655,371)	$2,454,794
Futures contracts	—	19,191	(213,007)	(193,816)
Forward foreign currency contracts	—	17,380	(10,736)	6,644

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$19,191	—	$19,191
Forward foreign currency contracts	—	$17,380	17,380
Total	$19,191	$17,380	$36,571

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$213,007	—	$213,007
Forward foreign currency contracts	—	$10,736	10,736
Total	$213,007	$10,736	$223,743

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$352,929	—	$352,929
Forward foreign currency contracts	—	$(5,735)	(5,735)
Total	$352,929	$(5,735)	$347,194

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(391,255)	—	$(391,255)
Forward foreign currency contracts	—	$10,132	10,132
Total	$(391,255)	$10,132	$(381,123)

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$5,459,634
Futures contracts (to sell)	31,810,827
Forward foreign currency contracts (to buy)	276,410
Forward foreign currency contracts (to sell)	579,510

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$10,983	$(1,572)	$9,411	—	$9,411
Citibank N.A.	6,397	(9,164)	(2,767)	—	(2,767)
Total	$17,380	$(10,736)	$6,644	—	$6,644

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Asset and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

30	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$26,415	†	$18,603
Class C	7,105		655
Class C1	3,161		710
Class FI	1,555		1,544
Class R	2,524		1,301
Class I	—		59,268
Class IS	—		1,227
Total	$40,760		$83,308

†	The amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $30 for Class A shares.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$30
Class C	—
Class C1	—
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$30

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$259,717	$380,543
Class C	10,272	22,686
Class C1	8,003	14,810
Class FI	11,669	27,633
Class R	11,040	14,481
Class I	1,121,185	1,742,224
Class IS	5,078,175	6,797,800
Total	$6,500,061	$9,000,177

7. Capital shares

At June 30, 2018, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	264,538	$2,901,474	529,116	$5,842,917
Shares issued on reinvestment	7,334	79,984	12,010	131,980
Shares repurchased	(342,760)	(3,756,635)	(685,949)	(7,560,351)
Net decrease	(70,888)	$(775,177)	(144,823)	$(1,585,454)

Class C
Shares sold	614	$6,554	26,843	$288,703
Shares issued on reinvestment	885	9,415	1,997	21,389
Shares repurchased	(52,961)	(562,292)	(15,211)	(163,540)
Net increase (decrease)	(51,462)	$(546,323)	13,629	$146,552

Class C1
Shares sold	422	$4,547	2,091	$22,615
Shares issued on reinvestment	737	7,914	1,327	14,361
Shares repurchased	(18,635)	(201,879)	(42,766)	(467,113)
Net decrease	(17,476)	$(189,418)	(39,348)	$(430,137)

Class FI
Shares sold	23,528	$255,831	183,459	$2,015,108
Shares issued on reinvestment	1,077	11,669	2,531	27,633
Shares repurchased	(96,968)	(1,048,039)	(147,337)	(1,610,982)
Net increase (decrease)	(72,363)	$(780,539)	38,653	$431,759

Class R
Shares sold	20,764	$224,417	44,182	$480,463
Shares issued on reinvestment	72	773	85	926
Shares repurchased	(18,892)	(203,949)	(37,629)	(409,978)
Net increase	1,944	$21,241	6,638	$71,411

Class I
Shares sold	1,034,413	$11,434,504	4,197,221	$46,760,002
Shares issued on reinvestment	99,118	1,090,938	142,505	1,579,863
Shares repurchased	(1,771,002)	(19,672,007)	(2,689,509)	(29,960,170)
Net increase (decrease)	(637,471)	$(7,146,565)	1,650,217	$18,379,695

Class IS
Shares sold	5,404,257	$60,126,506	6,107,608	$68,374,836
Shares issued on reinvestment	428,431	4,741,212	576,254	6,422,729
Shares repurchased	(2,349,584)	(26,153,049)	(5,611,736)	(62,829,246)
Net increase	3,483,104	$38,714,669	1,072,126	$11,968,319

32	Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$207,989	$47,432,578	47,432,578	$47,140,567	47,140,567	—	$20,839	—	$500,000

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $1,611. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

10. Deferred capital losses

As of December 31, 2017, the Fund had deferred capital losses of $5,326,834, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Inflation Indexed Plus Bond Fund 2018 Semi-Annual Report	33

Western Asset

Inflation Indexed Plus Bond Fund

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC*

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon (“BNY”)**

Independent registered public accounting firm

Pricewaterhouse Coopers LLP

100 East Pratt Street

Baltimore, MD 21202

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective May 7, 2018, BNY became custodian.

Western Asset Inflation Indexed Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Inflation Indexed Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012829 8/18 SR18-3415

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	August 24, 2018
By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Date:	August 24, 2018